Other assets and other liabilities (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Premises and equipment
Buildings and improvements	SFr 859	SFr 1,107
Land	215	241
Leasehold improvements	1,601	1,722
Software	8,809	8,146
Equipment	1,831	1,806
Premises and equipment	13,315	13,022
Accumulated depreciation	(8,717)	(8,129)
Total premises and equipment, net	4,598	4,893
Depreciation and impairment
Depreciation	1,129	1,020	SFr 964
Impairment	265	21	10
Amortization and impairment on right-of-use assets	304	361	331
Right-of-use assets [Abstract]
Right-of-use assets	2,331	2,412
Premises, equipment and right-of-use assets	6,929	7,305
Bank
Premises and equipment
Buildings and improvements	839	1,084
Land	215	241
Leasehold improvements	1,438	1,578
Software	8,261	7,660
Equipment	990	1,004
Premises and equipment	11,743	11,567
Accumulated depreciation	(7,637)	(7,143)
Total premises and equipment, net	4,106	4,424
Depreciation and impairment
Depreciation	997	903	860
Impairment	250	20	10
Amortization and impairment on right-of-use assets	256	313	SFr 284
Right-of-use assets [Abstract]
Right-of-use assets	1,693	1,716
Premises, equipment and right-of-use assets	SFr 5,799	SFr 6,140